SHAREHOLDERS’ EQUITY (Details Narrative)	12 Months Ended
	Dec. 31, 2024 $ / shares shares		Feb. 16, 2024 $ / shares	Feb. 16, 2024 SGD ($) shares	Dec. 31, 2023 $ / shares shares [1]	Mar. 17, 2023 $ / shares	Mar. 17, 2023 SGD ($) shares
Equity [Abstract]
Ordinary shares, authorized	20,000,000,000	[1]		20,000,000,000	20,000,000,000		500,000,000
Ordinary shares, par value | $ / shares	$ 0.000025	[1]	$ 0.000025		$ 0.000025	$ 0.001
Share capital | $				$ 500,000			$ 500,000
Ordinary shares, shares issued	27,796,502	[1]			27,796,502		1
Voting rights, description	Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors
Dividend right, description	Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available thereof

[1]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).